OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2014	2013

Employees' salaries and payroll accruals	$1,258	$928
Accrued expenses and other	390	104

	$1,648	$1,032